Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pinnacle Capital Management Funds Trust
Entity Central Index Key	0001497362
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000127071
Shareholder Report [Line Items]
Fund Name	1789 Growth and Income Fund
Class Name	Class P Shares
Trading Symbol	PSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.
Additional Information Phone Number	(888) 229-9448
Additional Information Website	https://pcm-advisors.com/1789-growth-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class P Shares	27.65%	8.77%	7.31%
S&P 500® Index	38.02%	15.27%	13.00%
Dow Jones US Select Dividend Index	34.25%	10.19%	9.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 30,935,809
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 231,010
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,935,809
Number of Portfolio Holdings	20
Advisory Fee	$231,010
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000092837
Shareholder Report [Line Items]
Fund Name	1789 Growth and Income Fund
Class Name	Class C Shares
Trading Symbol	PSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 1789 Growth and Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pcm-advisors.com/1789-growth-income-fund/. You can also request this information by contacting us at (888) 229-9448.
Additional Information Phone Number	(888) 229-9448
Additional Information Website	https://pcm-advisors.com/1789-growth-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$227	2.01%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
1789 Growth & Income Fund - Class C Shares
Without CDSC	26.33%	7.67%	6.23%
With CDSC	25.33%	7.67%	6.23%
Dow Jones US Select Dividend Index	34.25%	10.19%	9.83%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 30,935,809
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 231,010
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,935,809
Number of Portfolio Holdings	20
Advisory Fee	$231,010
Portfolio Turnover	20%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.